Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

March 25, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:          Delaware Group Equity Funds IV (The “Registrant”)
File No. 811-04413– Preliminary Solicitation Materials

Ladies And Gentlemen:

Submitted herewith for filing on behalf of Delaware Global Real Estate Securities Fund (the “Fund”), a series of Delaware Group Equity Funds IV, pursuant to Rule 14a-6(a) of The Securities Exchange Act of 1934, as amended, are a cover page, notice of solicitation of consent, consent solicitation statement, and a consent to be used in connection with a solicitation seeking of the Fund’s shareholders to approve to approve a new subadvisory agreement.

Definitive consent solicitation materials are expected to be transmitted to shareholders on or about April 5, 2010.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099 or Samuel Goldstein at (215) 564-8128.

                                                                                                                                                             Very truly yours,

                                                                                            /s/Jonathan M. Kopcsik
                                                                                                                                                            Jonathan M. Kopcsik